UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2010

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 96.4%	SHARES	VALUE
Airlines - 0.3%
Allegiant Travel Co.	2,589	$127,482
Skywest, Inc.	22,622	353,356
		480,838

Biotechnology - 3.4%
Acorda Therapeutics, Inc.*	14,253	388,537
Cubist Pharmaceuticals, Inc.*	60,504	1,294,785
PDL BioPharma, Inc.	472,087	2,941,102
		4,624,424

Capital Markets - 1.3%
Apollo Investment Corp.	158,235	1,751,661

Chemicals - 0.4%
H.B. Fuller Co.	29,280	600,826

Commercial Banks - 9.3%
CVB Financial Corp.	247,387	2,144,845
First Citizens BancShares, Inc.	817	154,454
First Financial Bankshares, Inc.	3,252	166,437
FNB Corp.	45,761	449,373
Glacier Bancorp, Inc.	74,115	1,119,878
International Bancshares Corp.	78,470	1,571,754
Investors Bancorp, Inc.*	10,777	141,394
Park National Corp.	11,578	841,373
Prosperity Bancshares, Inc.	10,219	401,402
Trustmark Corp.	21,940	544,990
Umpqua Holdings Corp.	121,969	1,485,583
United Bankshares, Inc.	10,908	318,514
Webster Financial Corp.	148,892	2,933,172
Westamerica Bancorporation	7,352	407,816
		12,680,985

Commercial Services & Supplies - 4.1%
Deluxe Corp.	2,502	57,596
Herman Miller, Inc.	55,208	1,396,762
HNI Corp.	9,073	283,078
M&F Worldwide Corp.*	27,544	636,266
Mine Safety Appliances Co.	10,823	336,920
Unifirst Corp.	24,858	1,368,433
United Stationers, Inc.*	23,771	1,516,828
		5,595,883

Communications Equipment - 6.4%
Comtech Telecommunications Corp.	139,005	3,854,609
EchoStar Corp.*	30,396	758,988
InterDigital, Inc.*	65,460	2,725,754
Loral Space & Communications, Inc.*	17,860	1,366,290
		8,705,641

Construction & Engineering - 1.8%
Insituform Technologies, Inc.*	54,016	1,431,964
Tutor Perini Corp.	48,400	1,036,244
		2,468,208

Consumer Finance - 1.8%
Credit Acceptance Corp.*	18,686	1,172,920
Nelnet, Inc.	54,509	1,291,318
		2,464,238

Distributors - 0.2%
Pool Corp.	12,156	273,996

Diversified Consumer Services - 0.4%
Coinstar, Inc.*	10,386	586,186

Diversified Telecommunication Services - 0.9%
Atlantic Tele-Network, Inc.	14,268	547,035
Global Crossing Ltd.*	48,819	630,742
		1,177,777

Electric Utilities - 0.4%
Portland General Electric Co.	24,850	539,245

Electronic Equipment & Instruments - 1.3%
Anixter International, Inc.	1,446	86,370
IPG Photonics Corp.*	26,275	830,815
Sanmina-SCI Corp.*	71,537	821,245
		1,738,430

Energy Equipment & Services - 3.2%
Exterran Holdings, Inc.*	11,806	282,754
Global Industries Ltd.*	345,263	2,392,672
Helix Energy Solutions Group, Inc.*	138,401	1,680,188
		4,355,614

Gas Utilities - 1.0%
Southwest Gas Corp.	37,937	1,391,150

Health Care Equipment & Supplies - 3.2%
Align Technology, Inc.*	39,419	770,247
Integra LifeSciences Holdings Corp.*	13,949	659,788
Invacare Corp.	99,977	3,015,306
		4,445,341

Health Care Providers & Services - 2.1%
Amedisys, Inc.*	59,825	2,004,137
HealthSpring, Inc.*	7,445	197,516
Universal American Corp.	34,388	703,235
		2,904,888

Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc.*	108,358	2,088,059

Hotels, Restaurants & Leisure - 3.5%
PF Chang's China Bistro, Inc.	79,122	3,834,252
Texas Roadhouse, Inc.*	52,490	901,253
		4,735,505

Household Durables - 2.4%
American Greetings Corp.	131,841	2,921,597
KB Home	23,551	317,703
		3,239,300

Insurance - 5.9%
MBIA, Inc.*	121,571	1,457,636
Platinum Underwriters Holdings Ltd.	67,388	3,030,438
Protective Life Corp.	33,379	889,217
RLI Corp.	18,373	965,869
Unitrin, Inc.	71,150	1,746,021
		8,089,181

Internet Software & Services - 1.6%
Earthlink, Inc.	253,791	2,182,603

IT Services - 2.4%
Acxiom Corp.*	61,731	1,058,686
MAXIMUS, Inc.	6,400	419,712
TeleTech Holdings, Inc.*	87,142	1,794,254
		3,272,652

Machinery - 6.9%
Barnes Group, Inc.	96,705	1,998,892
Briggs & Stratton Corp.	123,022	2,422,303
ESCO Technologies, Inc.	50,052	1,893,968
Robbins & Myers, Inc.	65,659	2,349,279
Watts Water Technologies, Inc.	20,902	764,804
		9,429,246

Media - 1.3%
Scholastic Corp.	61,023	1,802,619

Metals & Mining - 4.9%
AMCOL International Corp.	51,989	1,611,659
Schnitzer Steel Industries, Inc.	43,585	2,893,608
Worthington Industries, Inc.	119,716	2,202,774
		6,708,041

Oil, Gas & Consumable Fuels - 0.0%
Ship Finance International Ltd.	727	15,645

Personal Products - 0.3%
Revlon, Inc.*	39,267	386,387

Pharmaceuticals - 2.5%
Par Pharmaceutical Co.'s, Inc.*	87,252	3,360,075

Professional Services - 1.4%
Corporate Executive Board Co.	52,891	1,986,057

Semiconductors & Semiconductor Equipment - 4.8%
Amkor Technology, Inc.*	123,354	911,586
Cabot Microelectronics Corp.*	64,028	2,653,961
Diodes, Inc.*	110,849	2,991,814
		6,557,361

Software - 2.0%
MicroStrategy, Inc.*	31,996	2,734,698

Specialty Retail - 5.1%
AnnTaylor Stores Corp.*	40,982	1,122,497
DSW, Inc.*	111,427	4,356,796
OfficeMax, Inc.*	81,988	1,451,188
		6,930,481

Textiles, Apparel & Luxury Goods - 2.8%
Timberland Co.*	156,150	3,839,729

Thrifts & Mortgage Finance - 3.1%
Astoria Financial Corp.	84,010	1,168,579
NewAlliance Bancshares, Inc.	49,254	737,825
Northwest Bancshares, Inc.	201,344	2,367,805
		4,274,209

Trading Companies & Distributors - 2.5%
Aircastle Ltd.	153,485	1,603,918
Applied Industrial Technologies, Inc.	56,353	1,830,346
		3,434,264

Total Equity Securities (Cost $112,686,028)		131,851,443

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.17%, 7/1/13 (b)(i)(r)	$651,905	638,352

Total High Social Impact Investments (Cost $651,905)		638,352

TOTAL INVESTMENTS (Cost $113,337,933) - 96.9%		132,489,795
Other assets and liabilities, net - 3.1%		4,274,060
NET ASSETS - 100%		$136,763,855

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.5% of the net assets of the Fund

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.17%, 7/1/13	7/1/10	$651,905

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 98.5%	SHARES	VALUE
Airlines - 1.0%
Delta Air Lines, Inc.*	539,500	$6,797,700

Auto Components - 2.3%
Magna International, Inc.	159,800	8,309,600
TRW Automotive Holdings Corp.*	127,000	6,692,900
		15,002,500

Beverages - 1.0%
Dr Pepper Snapple Group, Inc.	183,600	6,455,376

Biotechnology - 1.0%
Gilead Sciences, Inc.*	176,800	6,407,232

Capital Markets - 0.9%
Nomura Holdings, Inc. (ADR)	939,400	5,993,372

Chemicals - 3.0%
Lubrizol Corp.	117,200	12,526,336
Praxair, Inc.	73,800	7,045,686
		19,572,022

Commercial Banks - 4.1%
KeyCorp	787,000	6,964,950
Lloyds Banking Group plc (ADR)*	1,389,000	5,708,790
M&T Bank Corp.	92,000	8,008,600
Regions Financial Corp.	943,100	6,601,700
		27,284,040

Communications Equipment - 5.4%
Cisco Systems, Inc.*	339,200	6,862,016
F5 Networks, Inc.*	98,400	12,807,744
Nokia Oyj (ADR)	673,000	6,945,360
Research In Motion Ltd.*	153,200	8,905,516
		35,520,636

Computers & Peripherals - 5.3%
Apple, Inc. (t)*	54,000	17,418,240
Hewlett-Packard Co.	162,300	6,832,830
SanDisk Corp.*	211,800	10,560,348
		34,811,418

Consumer Finance - 1.0%
SLM Corp.*	535,400	6,740,686

Diversified Consumer Services - 1.5%
DeVry, Inc.	109,300	5,244,214
ITT Educational Services, Inc.*	68,700	4,375,503
		9,619,717

Diversified Telecommunication Services - 1.1%
BCE, Inc.	201,800	7,155,828

Electrical Equipment - 2.0%
Cooper Industries plc	226,100	13,179,369

Electronic Equipment & Instruments - 2.7%
Dolby Laboratories, Inc.*	148,500	9,904,950
Tyco Electronics Ltd.	217,200	7,688,880
		17,593,830

Energy Equipment & Services - 3.4%
Cameron International Corp.*	134,400	6,818,112
FMC Technologies, Inc.*	94,700	8,419,777
Noble Corp.	209,500	7,493,815
		22,731,704

Food & Staples Retailing - 3.5%
CVS Caremark Corp.	220,000	7,649,400
Walgreen Co.	169,200	6,592,032
Whole Foods Market, Inc.*	170,300	8,615,477
		22,856,909

Food Products - 2.6%
Campbell Soup Co.	250,000	8,687,500
General Mills, Inc.	231,400	8,235,526
		16,923,026

Health Care Equipment & Supplies - 2.9%
Intuitive Surgical, Inc.*	21,200	5,464,300
Medtronic, Inc.	166,700	6,182,903
Varian Medical Systems, Inc.*	107,700	7,461,456
		19,108,659

Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.	331,500	11,310,780
Laboratory Corp. of America Holdings*	80,000	7,033,600
McKesson Corp.	135,000	9,501,300
Quest Diagnostics, Inc.	141,500	7,636,755
		35,482,435

Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc.*	54,600	11,611,236
Starbucks Corp.	336,200	10,802,106
		22,413,342

Household Products - 2.4%
Colgate-Palmolive Co.	87,600	7,040,412
Procter & Gamble Co.	140,100	9,012,633
		16,053,045

Industrial Conglomerates - 0.7%
Koninklijke Philips Electronics NV, NY Shares	154,735	4,750,365

Insurance - 1.1%
Travelers Co.'s, Inc.	131,800	7,342,578

Internet & Catalog Retail - 3.7%
Netflix, Inc.*	58,400	10,260,880
priceline.com, Inc.*	35,600	14,223,980
		24,484,860

Internet Software & Services - 2.4%
Akamai Technologies, Inc.*	193,300	9,094,765
Google, Inc.*	11,000	6,533,670
		15,628,435

IT Services - 5.9%
Cognizant Technology Solutions Corp.*	93,300	6,837,957
Infosys Technologies Ltd. (ADR)	142,676	10,854,790
International Business Machines Corp.	102,916	15,103,952
Visa, Inc.	88,000	6,193,440
		38,990,139

Machinery - 1.4%
Cummins, Inc.	86,500	9,515,865

Media - 3.4%
CBS Corp., Class B	456,600	8,698,230
DIRECTV*	159,100	6,352,863
Time Warner, Inc.	220,933	7,107,415
		22,158,508

Multiline Retail - 2.7%
Dollar Tree, Inc.*	125,800	7,054,864
Family Dollar Stores, Inc.	220,300	10,951,113
		18,005,977

Oil, Gas & Consumable Fuels - 1.0%
Southwestern Energy Co.*	172,300	6,449,189

Personal Products - 2.2%
Estee Lauder Co.'s, Inc.	179,700	14,501,790

Pharmaceuticals - 1.9%
Allergan, Inc.	96,600	6,633,522
Bristol-Myers Squibb Co.	222,039	5,879,593
		12,513,115

Semiconductors & Semiconductor Equipment - 5.7%
Atmel Corp.*	640,000	7,884,800
First Solar, Inc.*	23,900	3,110,346
Intel Corp.	320,300	6,735,909
Micron Technology, Inc.*	1,516,900	12,165,538
Texas Instruments, Inc.	238,700	7,757,750
		37,654,343

Software - 2.6%
Microsoft Corp.	382,200	10,671,024
VMware, Inc.*	76,600	6,810,506
		17,481,530

Specialty Retail - 3.5%
Ross Stores, Inc.	195,200	12,346,400
TJX Co.'s, Inc.	238,600	10,591,454
		22,937,854

Trading Companies & Distributors - 2.7%
W.W. Grainger, Inc.	126,600	17,484,726

Venture Capital - 0.3%
Better Energy Systems, Inc.:
Series B, Preferred (b)(i)*	992,555	280,000
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13) (b)(i)*	133,333	-
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	588,392
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	78,388
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	759,441
Village Laundry Services, Inc. (a)(b)(i)*	9,444	200,000
		1,906,221

Wireless Telecommunication Services - 1.4%
MetroPCS Communications, Inc.*	732,200	9,247,686

Total Equity Securities (Cost $530,696,546)		648,756,027

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12 (b)(i)(r)	$3,750,000	3,672,037

Total High Social Impact Investments (Cost $3,750,000)		3,672,037

VENTURE CAPITAL DEBT OBLIGATIONS - 0.5%
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	1,500,000	1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000
9.00%, 11/5/15 (b)(i)	1,000,000	1,000,000

Total Venture Capital Debt Obligations (Cost $3,500,000)		3,500,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.2%
Federal Home Loan Bank Discount Notes, 1/3/11	1,100,000	1,100,000

Total U.S. Government Agencies And Instrumentalities (Cost $1,100,000)		1,100,000

LIMITED PARTNERSHIP INTEREST - 0.2%	ADJUSTED BASIS
Blackstone Cleantech Venture Partners (b)(i)*	$96,534	93,908
China Environment Fund III (b)(i)*	818,059	918,832
Ignia Fund I (b)(i)*	406,805	339,912
LeapFrog Financial Inclusion Fund (b)(i)*	104,574	66,571
Renewable Energy Asia Fund (b)(i)*	183,676	100,247

Total Limited Partnership Interest (Cost $1,609,648)		1,519,470

TOTAL INVESTMENTS (Cost $540,656,194) - 100.0%		658,547,534
Other assets and liabilities, net - 0.0%		233,527
NET ASSETS - 100%		$658,781,061

(a) Affiliated company.

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 1.6% of the net assets of the Fund.

(r)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 45,000 shares of Apple, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments. There are no restrictions on the trading of this security.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Better Energy Systems, Inc.:
Series B, Preferred	8/3/10	$400,000
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13)	8/4/10	-
Blackstone Cleantech Venture Partners LP	7/29/10 - 12/2/10	96,534
Calvert Social Investment Foundation Notes, 1.17%, 7/1/12	7/1/09 - 7/1/10	3,750,000
China Environment Fund III LP	1/24/08 - 11/16/10	818,059
Ignia Fund I LP	1/28/10 - 11/29/10	406,805
LeapFrog Financial Inclusion Fund LP	1/20/10 - 12/16/10	104,574
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
Renewable Energy Asia Fund LP	1/6/10 - 12/16/10	183,676
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 4/20/15	4/20/10	1,000,000
9.00%, 11/5/15	11/4/10	1,000,000
Village Laundry Services, Inc.	7/22/09	500,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 100.3%	SHARES	VALUE
Australia - 3.5%
Ceramic Fuel Cells Ltd.*	28,083,203	$4,708,647
Infigen Energy	2,466,481	1,350,577
		6,059,224

Austria - 1.8%
Verbund AG	86,175	3,217,746

Belgium - 3.9%
4Energy Invest NV*	206,838	498,632
Hansen Transmissions International NV*	6,931,421	6,324,398
		6,823,030

Brazil - 2.5%
Cosan Ltd.	316,900	4,316,178

Canada - 0.4%
Ballard Power Systems, Inc.*	447,500	674,826

Chile - 0.9%
Enersis SA (ADR)	65,296	1,516,173

China - 8.7%
China Hydroelectric Corp. (ADR):
Common Stock*	98,800	730,132
Warrants (strike price $15.00/share, expires 1/25/14)*	98,800	29,640
China Longyuan Power Group Corp.*	2,526,000	2,313,719
China Suntien Green Energy Corp Ltd.*	3,520,000	991,709
JA Solar Holdings Co. Ltd. (ADR)*	157,900	1,092,668
Renesola Ltd. (ADR)*	659,063	5,760,211
Trina Solar Ltd. (ADR)*	179,100	4,194,522
		15,112,601

Denmark - 2.7%
Greentech Energy Systems A/S*	195,552	565,687
Vestas Wind Systems A/S*	130,332	4,123,808
		4,689,495

France - 3.2%
La séchilienne-Sidec SA	215,694	5,493,032

Germany - 10.0%
Centrotherm Photovoltaics AG*	43,044	1,553,059
Manz Automation AG*	14,243	960,459
Phoenix Solar AG	10,965	348,044
REpower Systems AG	7,876	1,220,968
Roth & Rau AG*	76,751	1,263,321
SMA Solar Technology AG	70,679	6,578,894
Solar Millennium AG*	36,797	985,890
Wacker Chemie AG	25,667	4,489,480
		17,400,115

Hong Kong - 1.4%
China High Speed Transmission Equipment Group Co. Ltd.	1,542,000	2,380,471

Italy - 6.9%
Enel Green Power SpA*	1,628,374	3,447,972
Falck Renewables SpA	143,990	419,922
Landi Renzo SpA	381,905	1,526,783
Prysmian SpA	391,674	6,688,252
		12,082,929

South Korea - 1.1%
Taewoong Co. Ltd.*	46,298	1,917,355

Spain - 12.4%
Acciona SA	42,894	3,044,739
EDP Renovaveis SA*	1,144,980	6,650,664
Gamesa Corp. Tecnologica SA*	359,581	2,750,823
Iberdrola Renovables SA	2,545,745	9,055,672
		21,501,898

Sweden - 0.3%
Opcon AB*	161,184	469,680

United Arab Emirates - 0.6%
Lamprell plc	223,793	1,122,195

United Kingdom - 8.5%
ITM Power plc*	1,204,398	948,642
Johnson Matthey plc	93,936	2,985,914
Scottish & Southern Energy plc	274,704	5,248,583
SIG plc*	2,786,575	5,593,586
		14,776,725

United States - 31.5%
American Superconductor Corp.*	74,829	2,139,361
Applied Materials, Inc.	118,855	1,669,913
Calgon Carbon Corp.*	116,586	1,762,780
Covanta Holding Corp.	208,992	3,592,572
Cree, Inc.*	81,971	5,401,069
First Solar, Inc.*	54,735	7,123,213
FuelCell Energy, Inc.*	372,617	860,745
GT Solar International, Inc.*	81,758	745,633
Itron, Inc.*	72,348	4,011,697
MEMC Electronic Materials, Inc.*	735,539	8,282,169
NextEra Energy, Inc.	103,732	5,393,027
Ormat Technologies, Inc.	157,873	4,669,883
STR Holdings, Inc.*	27,957	559,140
SunPower Corp.*	277,903	3,565,496
Tetra Tech, Inc.*	164,942	4,133,447
Veeco Instruments, Inc.*	22,903	983,913
		54,894,058

Total Equity Securities (Cost $196,560,049)		174,447,731

TOTAL INVESTMENTS (Cost $196,560,049) - 100.3%		174,447,731
Other assets and liabilities, net - (0.3%)		(452,404)
NET ASSETS - 100%		$173,995,327

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010

EQUITY SECURITIES - 93.6%	SHARES	VALUE
Canada - 2.9%
GWR Global Water Resources Corp.*	44,173	$350,826
Pure Technologies Ltd.*	75,508	360,574
Stantec, Inc.*	24,321	678,015
		1,389,415

China - 2.3%
China Valves Technology, Inc.*	43,300	453,784
Sound Global Ltd.*	466,000	301,395
Tri-Tech Holding, Inc.*	32,959	354,639
		1,109,818

France - 8.0%
Suez Environnement SA	95,474	1,975,565
Veolia Environnement SA	63,761	1,867,590
		3,843,155

Germany - 0.7%
Elster Group SE (ADR)*	21,136	357,198

Hong Kong - 1.4%
China Everbright International Ltd.	1,331,000	698,611

Italy - 3.2%
ACEA SpA*	36,219	417,170
Hera SpA	540,628	1,121,573
		1,538,743

Japan - 6.0%
Kurita Water Industries Ltd.	59,100	1,863,517
Torishima Pump Manufacturing Co. Ltd.	48,500	1,024,703
		2,888,220

Netherlands - 2.0%
Arcadis NV	40,834	952,408

South Korea - 0.3%
Woongjin Coway Co. Ltd.	4,320	153,402

Sweden - 0.7%
Cardo AB	5,200	323,536

Switzerland - 2.5%
Geberit AG	5,303	1,227,197

United Kingdom - 13.2%
Halma plc	81,453	456,082
Northumbrian Water Group plc	103,771	535,729
Pennon Group plc	157,246	1,569,642
Severn Trent plc	86,313	1,989,719
United Utilities Group plc	196,597	1,815,263
		6,366,435

United States - 50.4%
AECOM Technology Corp.*	15,811	442,234
Agilent Technologies, Inc.*	35,528	1,471,925
American States Water Co.	17,333	597,469
American Water Works Co., Inc.	61,120	1,545,725
Aqua America, Inc.	55,299	1,243,122
Arch Chemicals, Inc.	7,424	281,592
Calgon Carbon Corp.*	59,729	903,102
California Water Service Group	34,682	1,292,598
Danaher Corp.	39,328	1,855,102
Dionex Corp.*	12,286	1,449,871
Flowserve Corp.	13,749	1,639,156
Franklin Electric Co., Inc.	8,561	333,194
IDEX Corp.	34,437	1,347,175
Insituform Technologies, Inc.*	28,573	757,470
Itron, Inc.*	16,459	912,652
Met-Pro Corp.	9,299	109,821
Nalco Holding Co.	28,868	922,044
Pall Corp.	18,968	940,433
Pentair, Inc.	52,228	1,906,844
Roper Industries, Inc.	11,915	910,663
Tetra Tech, Inc.*	55,291	1,385,592
Valmont Industries, Inc.	14,247	1,264,136
Watts Water Technologies, Inc.	19,935	729,422
York Water Co.	5,355	92,588
		24,333,930

Total Equity Securities (Cost $39,734,565)		45,182,068

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.2%	PRINCIPAL AMOUNT
Federal Home Loan Bank Discount Notes, 1/3/11	$2,500,000	2,500,000

Total U.S. Government Agencies And Instrumentalities (Cost $2,500,000)		2,500,000

TOTAL INVESTMENTS (Cost $42,234,565) - 98.8%		47,682,068
Other assets and liabilities, net - 1.2%		568,556
NET ASSETS - 100%		$48,250,624

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with four separate portfolios: Large Cap Growth, Small Cap (formerly Small Cap Value), Global Alternative Energy and Global Water.  Large Cap Growth and Small Cap are registered as diversified portfolios.  Global Alternative Energy and Global Water are registered as non-diversified portfolios.  The operation of each series is accounted for separately.  Global Alternative Energy began operations on May 31, 2007.  Global Water began operations on September 30, 2008 and offers Class A, Class C, and Class Y shares.  Large Cap Growth offers Class A, Class B, Class C, Class I and Class Y (effective October 31, 2008) shares.  Small Cap offers Class A, Class B (effective November 29, 2010), Class C, and Class I shares. Global Alternative Energy offers Class A, Class C, and Class I shares.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Calvert Global Alternative Energy Fund and the Calvert Global Water Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as if December 31, 2010:

	Total Investments	% of Net Assets
Large Cap Growth	$10,597,728	1.6%
Small Cap	638,352	0.5%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

Large Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$646,849,806	-	$1,906,221	$648,756,027
Limited partnership interest	-	-	1,519,470	1,519,470
U.S. Government obligations	-	$1,100,000	-	1,100,000
Other debt obligations	-	-	7,172,037	7,172,037
TOTAL	$646,849,806	$1,100,000	$10,597,728**	$658,547,534

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 1.6% of net assets.

Small Cap	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$131,851,443	-	-	$131,851,443
Other debt obligations	-	-	$638,352	638,352
TOTAL	$131,851,443	-	$638,352**	$132,489,795

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.5% of net assets.

Global Alternative Energy	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$174,447,731	-	-	$174,447,731
TOTAL	$174,447,731	-	-	$174,447,731

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

Global Water	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$45,182,068	-	-	$45,182,068
Other debt obligations	-	$2,500,000	-	2,500,000
TOTAL	$45,182,068	$2,500,000	-	$47,682,068

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2010, and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:

	Large Cap Growth	Small Cap	Global Alternative Energy	Global Water
Federal income tax cost of investments	$540,587,239	$113,592,981	$207,564,422	$42,313,689
Unrealized appreciation	139,194,202	21,004,385	13,129,650	5,494,366
Unrealized depreciation	(21,233,907)	(2,107,571)	(46,246,341)	(125,987)
Net unrealized appreciation/ (depreciation)	$117,960,295	$18,896,814	($33,116,691)	$5,368,379

Capital Loss Carryforwards
Expiration Date	Small Cap	Large Cap Growth	Global Alternative Energy
30-Sep-17	$2,138,346	$89,270,429	$21,115,915
30-Sep-18	-	218,448,578	56,693,584

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C - OTHER

In connection with certain venture capital investments, Large Cap Growth is committed to future capital calls, which will increase the Fund’s investment in these securities.  The aggregate amount of the future capital commitments totals $3,466,885 at December 31, 2010.

NOTE D - AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of Large Cap Growth are as follows:

AFFILIATES	COST	VALUE
Village Laundry Services, Inc.	$500,000	$200,000

NOTE E – REORGANIZATION

On July 29, 2010, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert New Vision Small Cap Fund (“New Vision”) for shares of the acquiring portfolio, Calvert Small Cap Fund (“Small Cap”) and the assumption of the liabilities of New Vision.  Shareholders approved the Plan at a meeting on November 15, 2010 and the reorganization took place on November 29, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
New Vision, Class A	4,096,898	Small Cap, Class A	3,475,417	$58,426,624
New Vision, Class B	274,420	Small Cap, Class B	199,979	$3,361,913
New Vision, Class C	588,581	Small Cap, Class C	462,668	$7,373,297
New Vision, Class I	517,571	Small Cap, Class I	459,800	$8,033,740

For financial reporting purposes, assets received and shares issued by Small Cap were recorded at fair value; however, the cost basis of the investments received from New Vision were carried forward to align ongoing reporting of Small Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
New Vision	$77,195,574	$8,015,457	Small Cap	$52,655,968

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

                Filed herewith.

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:          /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                President -- Principal Executive Officer

Date:       February 28, 2011

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                President -- Principal Executive Officer

Date:       February 28, 2011

                /s/ Ronald M. Wolfsheimer
                Ronald M. Wolfsheimer
                Treasurer -- Principal Financial Officer

Date:       February 28, 2011